Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Jan. 10, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Total Compensation per SCT for Current CEO	CAP for Current CEO (1)	Total Compensation per SCT for Former CEO (2)	CAP for Former CEO (1) (2)	Average Total Compensation per SCT for Other NEOs (3)	Average CAP for Other NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on: (4)			Company Adjusted EBITDA (as adjusted) (6)
							Company Cumulative TSR	Peer Group Cumulative TSR (5)	Net Income
2022	$7,914,813	$15,443,346	N/A	N/A	$2,235,972	$2,543,299	$97.67	$87.59	$420,247,000	$169,365,635
2021	$7,259,787	$8,015,674	N/A	N/A	$1,844,990	$1,989,641	$66.26	$126.80	$7,757,000	$132,496,414
2020	$8,018,388	$6,085,443	$5,659,267	$(1,780,923)	$1,393,465	$774,585	$60.86	$113.76	$(342,755,000)	$127,266,395

(1)	CAP is calculated in accordance with SEC rules. The valuation methods, including selection of underlying assumptions, to estimate the fair values of equity awards included within the table above are consistent with those discussed within our most recent Annual Report on Form 10-K. Assumptions included within our updated estimates of fair value have been adjusted to reflect the passage of time since the original grant date. However, these assumptions were materially consistent with those originally disclosed in the Annual Report on Form 10-K for the year corresponding with the original grant date. Changes to the original assumptions for each award primarily relate to changes in our share price, risk-free interest rates and the expected life of options. See the section “Reconciliation to CAP” for a reconciliation between Total Compensation per SCT and CAP.

(2)	Mr. John Clendening, our former CEO, departed the Company effective January 10, 2020.

(3)	Other NEOs for 2022 and 2021 were Ms. Bruder and Messrs. Mehlman, Mackay and Campbell. For 2020 Other NEOs were Mses. Bruder, Carsley (Former Interim Chief Financial Officer) and Murray (Former Interim Principal Financial Officer) and Messrs. Athwal (Former Chief Financial Officer), Campbell, Mackay and Mehlman.

(4)	Cumulative TSR calculated in the same manner as for the stock performance graph under Item 201(e) of Regulation S-K.

(5)	Peer Group Cumulative TSR calculated using NASDAQ Other Finance Index.

(6)	Company Selected Measure shown is Company Adjusted EBITDA (as adjusted), as used for the Company’s 2022 Short-Term Executive Bonus Program.

Financial Performance Measures

The most important financial performance measures the Company utilized in 2022 are:

●	Company Adjusted EBITDA (as adjusted)

●	Company Revenue (as adjusted)

●	Relative TSR

Reconciliation to CAP

The following tables reconcile how CAP is calculated, compared to Total Compensation per the Summary Compensation Table.

Executive	Current CEO			Former CEO
Fiscal Year	2022	2021	2020	2020
Total Compensation per SCT	$ 7,914,813	$ 7,259,787	$ 8,018,388	$ 5,659,267
Subtract: Grant date fair value of equity awards granted in covered fiscal year	$(5,567,034)	$ (4,943,227)	$ (6,035,272)	─
Add: Fair value at year-end of equity awards granted in covered fiscal year	$ 8,749,581	$ 5,679,870	$ 4,161,271	─
Add/Subtract: Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year	$ 4,461,951	$ (53,696)	─	─
Add/Subtract: Change in fair value from end of prior fiscal year to vesting date for equity awards that vested in covered fiscal year	$ (115,965)	$ 72,940	$ (58,944)	$ (46,976)
Subtract: Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year	─	─	─	$(7,393,214)
CAP	$ 15,443,346	$ 8,015,674	$ 6,085,443	$(1,780,923)

Executive	Average Other NEOs
Year	2022	2021	2020
Total Compensation per SCT	$ 2,235,972	$ 1,844,990	$ 1,393,465
Deduct: Grant date fair value of equity awards granted in covered fiscal year	$ (1,363,471)	$ (921,231)	$ (753,904)
Add: Fair value at year-end of equity awards granted in covered fiscal year	$ 1,219,331	$ 1,058,796	$ 677,039
Add/Deduct: Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year	$ 618,383	$ 27,191	$ (187,128)
Add/Deduct: Change in fair value from end of prior fiscal year to vesting date for equity awards that vested in covered fiscal year	$ 239,994	$ (2,497)	$ (85,894)
Deduct: Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year	$ (406,910)	$ (17,608)	$ (268,993)
CAP	$ 2,543,299	$ 1,989,641	$ 774,585

Relationship between Executive Compensation and Financial Performance

Adjustment To PEO Compensation, Footnote [Text Block]

The following tables reconcile how CAP is calculated, compared to Total Compensation per the Summary Compensation Table.

Executive	Current CEO			Former CEO
Fiscal Year	2022	2021	2020	2020
Total Compensation per SCT	$ 7,914,813	$ 7,259,787	$ 8,018,388	$ 5,659,267
Subtract: Grant date fair value of equity awards granted in covered fiscal year	$(5,567,034)	$ (4,943,227)	$ (6,035,272)	─
Add: Fair value at year-end of equity awards granted in covered fiscal year	$ 8,749,581	$ 5,679,870	$ 4,161,271	─
Add/Subtract: Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year	$ 4,461,951	$ (53,696)	─	─
Add/Subtract: Change in fair value from end of prior fiscal year to vesting date for equity awards that vested in covered fiscal year	$ (115,965)	$ 72,940	$ (58,944)	$ (46,976)
Subtract: Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year	─	─	─	$(7,393,214)
CAP	$ 15,443,346	$ 8,015,674	$ 6,085,443	$(1,780,923)

Non-PEO NEO Average Total Compensation Amount	[1]		$ 2,235,972	$ 1,844,990	$ 1,393,465
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		$ 2,543,299	1,989,641	774,585
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Executive	Average Other NEOs
Year	2022	2021	2020
Total Compensation per SCT	$ 2,235,972	$ 1,844,990	$ 1,393,465
Deduct: Grant date fair value of equity awards granted in covered fiscal year	$ (1,363,471)	$ (921,231)	$ (753,904)
Add: Fair value at year-end of equity awards granted in covered fiscal year	$ 1,219,331	$ 1,058,796	$ 677,039
Add/Deduct: Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year	$ 618,383	$ 27,191	$ (187,128)
Add/Deduct: Change in fair value from end of prior fiscal year to vesting date for equity awards that vested in covered fiscal year	$ 239,994	$ (2,497)	$ (85,894)
Deduct: Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year	$ (406,910)	$ (17,608)	$ (268,993)
CAP	$ 2,543,299	$ 1,989,641	$ 774,585

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			CAP and Cumulative TSR: The following graph depicts the relationship between our Executive Compensation and Cumulative TSR for the Company and Peer Group.
Compensation Actually Paid vs. Net Income [Text Block]			CAP and Net Income: The following graph depicts the relationship between our Executive Compensation and Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			CAP and Company Adjusted EBITDA (as adjusted): The following graph depicts the relationship between our Executive Compensation and our Company Selected Measure, Company Adjusted EBITDA (as adjusted).
Tabular List [Table Text Block]	Financial Performance Measures The most important financial performance measures the Company utilized in 2022 are:
●	Company Adjusted EBITDA (as adjusted)
●	Company Revenue (as adjusted)
●	Relative TSR

Total Shareholder Return Amount	[3]		$ 97.67	66.26	60.86
Peer Group Total Shareholder Return Amount	[3],[4]		87.59	126.80	113.76
Net Income (Loss)	[3]		$ 420,247,000	$ 7,757,000	$ (342,755,000)
Company Selected Measure Amount			169,365,635	132,496,414	127,266,395
Grant date fair value of equity awards granted in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,567,034)	$ (4,943,227)	$ (6,035,272)
Fair value at year-end of equity awards granted in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,749,581	5,679,870	4,161,271
Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,461,951	(53,696)
Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (115,965)	72,940	(58,944)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(46,976)
PEO [Member] | Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(7,393,214)
Non-PEO NEO [Member] | Grant date fair value of equity awards granted in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,363,471)	(921,231)	(753,904)
Non-PEO NEO [Member] | Fair value at year-end of equity awards granted in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,219,331	1,058,796	677,039
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of covered fiscal year for unvested equity awards granted prior to covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			618,383	27,191	(187,128)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			239,994	(2,497)	(85,894)
Non-PEO NEO [Member] | Fair Value at end of prior fiscal year for equity awards forfeited in covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(406,910)	(17,608)	(268,993)
Current CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			7,914,813	7,259,787	8,018,388
PEO Actually Paid Compensation Amount	[2]		$ 15,443,346	$ 8,015,674	6,085,443
PEO 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]				5,659,267
Former CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	[2]				$ (1,780,923)
John Clendening [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. John Clendening
Ms Bruder [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Ms. Bruder	Ms. Bruder	Mses. Bruder
Messrs Mehlman [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Messrs. Mehlman	Messrs. Mehlman	Mehlman
Messrs Mackay [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Mackay	Mackay	Mackay
Messrs Campbell [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Campbell	Campbell	Campbell
Carsley [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Carsley
Murray [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Murray
Messrs Athwal [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Messrs. Athwal
Current P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,914,813	$ 7,259,787	$ 8,018,388
PEO Actually Paid Compensation Amount			$ 15,443,346	$ 8,015,674	6,085,443
Former PEO 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					5,659,267
PEO Actually Paid Compensation Amount					$ (1,780,923)

[1]	Other NEOs for 2022 and 2021 were Ms. Bruder and Messrs. Mehlman, Mackay and Campbell. For 2020 Other NEOs were Mses. Bruder, Carsley (Former Interim Chief Financial Officer) and Murray (Former Interim Principal Financial Officer) and Messrs. Athwal (Former Chief Financial Officer), Campbell, Mackay and Mehlman.
[2]	CAP is calculated in accordance with SEC rules. The valuation methods, including selection of underlying assumptions, to estimate the fair values of equity awards included within the table above are consistent with those discussed within our most recent Annual Report on Form 10-K. Assumptions included within our updated estimates of fair value have been adjusted to reflect the passage of time since the original grant date. However, these assumptions were materially consistent with those originally disclosed in the Annual Report on Form 10-K for the year corresponding with the original grant date. Changes to the original assumptions for each award primarily relate to changes in our share price, risk-free interest rates and the expected life of options. See the section “
[3]	Cumulative TSR calculated in the same manner as for the stock performance graph under Item 201(e) of Regulation S-K.
[4]	Peer Group Cumulative TSR calculated using NASDAQ Other Finance Index.
[5]	Mr. John Clendening, our former CEO, departed the Company effective January 10, 2020.